As filed with the U.S. Securities and Exchange Commission on September 22, 2022

Securities Act File No. 333-249926

Investment Company Act File No. 811-23617

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 6
AND
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 9

Engine No. 1 ETF Trust

(Exact Name of Registrant as Specified in its Charter)

c/o Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110-1548

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (617) 772-1818

Jennifer Grancio

c/o Cogency Global Inc.

850 New Burton Road, Suite 201

Dover, DE 19904

(Name and address of agent for service)

Copy to:

Brian McCabe

Ropes & Gray LLP

800 Boylston Street

Boston MA 02199

Telephone Number: (617) 951-7000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on October 12, 2022 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A and B to Engine No. 1 ETF Trust’s (the “Registrant”) Post-Effective Amendment No. 3 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 6 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on June 24, 2022 (the “Post-Effective Amendment”) are incorporated herein by reference.

The Registrant is submitting this post-effective amendment pursuant to Rule 485(b)(1)(v) under the Securities Act and is designating October 12, 2022 as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a) under the Securities Act on June 24, 2022, which contains the Prospectus and the Statement of Additional Information describing Engine No. 1 Transform Supply Chain ETF, a series of the Registrant. The Post-Effective Amendment was scheduled to become effective on September 23, 2022.

This Post-Effective Amendment relates solely to Engine No. 1 Transform Supply Chain ETF. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)(1)(A)	Certificate of Trust dated October 26, 2020, as filed with the Office of the Secretary of State of the State of Delaware on October 26, 2020, for Deer Lane ETF Trust (the “Registrant” or “Trust”) is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed November 20, 2020.

(a)(1)(B)	Certificate of Amendment dated December 21, 2020 to the Certificate of Trust of the Registrant, as filed with the Office of the Secretary of State of Delaware on December 21, 2020 is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed April 23, 2021.

(a)(2)	Amended and Restated Agreement and Declaration of Trust of the Registrant dated February 9, 2021 is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos 333-249926 and 811-23617) filed April 23, 2021.

(b)	Amended and Restated By-Laws of the Registrant dated February 9. 2021 is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed April 23, 2021.

(c)(1)

Portions of Amended and Restated Agreement and Declaration of Trust relating to shareholders’ rights: incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos 333-249926 and 811-23617) filed April 23, 2021.

(c)(2)	Portions of Amended and Restated By-Laws relating to shareholders’ rights: incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed April 23, 2021.

(d)	Investment Advisory Agreement between the Registrant and Fund Management at Engine No. 1 LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed May 28, 2021.

(e)(1)	Distribution Agreement between the Registrant and Foreside Financial Services LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed April 23, 2021.

(e)(2)	Distribution Services Agreement between the Adviser and Foreside Financial Services LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed May 28, 2021.

(f)	Not Applicable.

(g)	Custody Agreement between the Registrant and Brown Brothers Harriman & Co. is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed April 23, 2021.

(h)(1)	Administrative and Transfer Agency Agreement between the Registrant and Brown Brothers Harriman & Co. is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed April 23, 2021.

(h)(2)	Form of Authorized Participant Agreement is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed April 23, 2021.

(h)(3)	Principal Financial Officer Agreement between the Registrant and Foreside Fund Officers Service, LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed April 23, 2021.

(h)(4)	Chief Compliance Officer and Anti Money Laundering Officer Agreement between the Registrant and Foreside Fund Officer Services, LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed April 23, 2021.

(i)	Opinion and Consent of Counsel, to be filed by amendment.

(j)	Not Applicable.

(k)	Not Applicable.

(l)	Engine No. 1 ETF Initial Capital Agreement dated April 7, 2021 is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed April 23, 2021.

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Not Applicable.

(p)(1)	Code of Ethics of the Registrant is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed April 23, 2021.

(p)(2)	Code of Ethics of Fund Management at Engine No.1 LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed April 23, 2021.

(p)(3)	Code of Ethics of Foreside Financial Services LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed April 23, 2021.

(q)(1)	Powers of Attorney for Jennifer Grancio, Jack Gee, and Elaine Orr, each dated April 6, 2021 are incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed April 23, 2021.

(q)(2)	Power of Attorney for Scott Ebner, dated May 26, 2021 is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) filed May 28, 2021.

Item 29. Persons Controlled by or Under Common Control with the Fund

Not applicable.

Item 30. Indemnification

Reference is made to the Amended and Restated Agreement and Declaration of Trust (the “Declaration”) incorporated by reference to the Registrant’s Registration Statement on Form N-1A (Registration Nos. 333-249926 and 811-23617) Filed April 23, 2021.

Nothing contained in the Declaration shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Trust or any shareholder to which such person to the extent such indemnification is prohibited by applicable federal law.

Item 31. Business and Other Connections of the Investment Adviser

See “Management” in the Statement of Additional Information. Information as to the directors and officers of the Adviser is included in its Form ADV to be filed with the SEC and is incorporated herein by reference thereto.

Item 32. Principal Underwriters

Item 32(a)	Foreside Financial Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	13D Activist Fund, Series of Northern Lights Fund Trust
2.	2nd Vote Funds
3.	A3 Alternative Credit Fund
4.	AAMA Equity Fund, Series of Asset Management Fund
5.	AAMA Income Fund, Series of Asset Management Fund
6.	Advisers Investment Trust
7.	AltShares Trust
8.	BMO Funds, Inc.
9.	BMO LGM Frontier Markets Equity Fund
10.	Boston Trust Walden Funds (f/k/a The Boston Trust & Walden Funds)
11.	Bow River Capital Evergreen Fund
12.	Conversus StepStone Private Markets
13.	Cook & Bynum Funds Trust
14.	Datum One Series Trust
15.	Diamond Hill Funds
16.	Driehaus Mutual Funds
17.	Emles Trust
18.	Engine No. 1 ETF Trust
19.	FlowStone Opportunity Fund
20.	Inspire 100 ETF, Series of Northern Lights Fund Trust IV
21.	Inspire Corporate Bond Impact ETF, Series of Northern Lights Fund Trust IV
22.	Inspire Faithward Large Cap Momentum ESG ETF, Series of Northern Lights Fund Trust IV
23.	Inspire Faithward Mid Cap Momentum ESG ETF, Series of Northern Lights Fund Trust IV
24.	Inspire Global Hope ETF, Series of Northern Lights Fund Trust IV
25.	Inspire International ESG ETF, Series of Northern Lights Fund Trust IV
26.	Inspire Small Mid Cap Impact ETF, Series of Northern Lights Fund Trust IV
27.	Inspire Tactical Balanced ESG ETF, Series of the Northern Lights Fund Trust IV
28.	Pax World Funds Series Trust
29.	Pax World Funds Series Trust III
30.	Praxis Mutual Funds
31.	Primark Private Equity Investments Fund
32.	Rimrock Funds Trust
33.	SA Funds – Investment Trust
34.	Sequoia Fund, Inc.
35.	Siren ETF Trust
36.	Simplify Exchange Traded Funds
37.	Zacks Trust

Item 32(b)	The following are the Officers and Manager of the Distributor. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Teresa Cowan	111 E. Kilbourn Avenue, Suite 2200, Milwaukee, WI 53202	Vice President	None

Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None

Susan K. Moscaritolo	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of Engine No. 1 ETF Trust, located at 710 Sansone Street, San Francisco, CA, 94111 and Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110. The distributor will maintain all records relating to its services as distributor of the Registrant at Three Canal Plaza, Suite 100, Portland, Maine 04101.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Francisco and State of California on this 22nd day of September 2022.

Engine No. 1 ETF Trust

/s/ Jennifer Grancio
Name: Jennifer Grancio
Title: President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

*	Trustee	September 22, 2022
Scott Ebner

*	Trustee	September 22, 2022
Jack Gee

/s/ Jennifer Grancio	Trustee	September 22, 2022
Jennifer Grancio

*	Trustee	September 22, 2022
Elaine Flash

/s/ Josh Hunter	Chief Financial Officer & Treasurer (Principal Financial Officer)	September 22, 2022
Josh Hunter

*By:

/s/ Jennifer Grancio
Jennifer Grancio Attorney-in-Fact